Grupo Santander (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Schedule of list of offshore territories
The Group's presence in offshore territories at the end of 2022 is as follows:

Presence of the Group in non-cooperative jurisdictions	Spanish legislation		Council of the EU blacklist		OECD[a]
	Sub.	Branch	Sub.	Branch	Sub.	Branch
Jersey	1	1
Isle of Man		1
Guernsey[b]
Bermuda[b]
Cayman Islands		1
The Bahamas			2	1
2022	1	3	2	1	—	—
2021[c]	1	3	3	1	—	—
aJurisdictions non-compliant with both OECD standards on transparency and exchange of information for tax purposes (AEOI and EOIR). Jersey, the Isle of Man and the Cayman Islands continue to fully comply with both OECD standards.
bAdditionally, there is one subsidiary constituted in Guernsey and one in Bermuda, but residents for tax purposes in the UK.
cIn 2021 The Bahamas was not included in the EU blacklist. One subsidiary in The Bahamas was merged in 2022.